Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Net operating loss carryforwards		$ 9,119,000	$ 9,675,000
Oil and gas properties		1,054,000	1,327,000
Property, Plant and Equipment		(5,000)	(163,000)
Asset retirement obligation		500,000	592,000
Tax credits		65,000	130,000
Miscellaneous		36,000	45,000
Valuation allowance		(10,704,000)	(11,476,000)
Net deferred tax asset	$ 0	$ 65,000	$ 130,000